Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative	$ 1,340,168	$ 976,345
Total operating expenses	(1,340,168)	(976,345)
Other income (expense)
Interest expense – debt discount	(8,966)
Interest earned on investments held in Trust Account	5,813,213	4,316,583
Other expenses	5,804,247	4,316,583
Net loss	4,464,079	3,340,238
Visiox Pharmaceuticals, Inc. [Member]
Operating expenses:
Research and development	6,542,476	902,416
Management fee	1,200,000	1,200,000
General and administrative	2,886,157	2,033,200
Loss from operations	(10,628,633)	(4,135,616)
Other income (expense)
Interest expense	(6,164)
Amortization of debt discount	(427)
Change in fair value of derivative liability	(23)
Other expenses	(6,614)
Provision for income taxes
Net loss	(10,635,247)	(4,135,616)
Dividend on convertible preferred units	(123,079)	(159,051)
Net loss attributable to common stockholders	$ (10,758,326)	$ (4,294,667)
Weighted average shares outstanding, basic		10,042,459
Weighted average shares outstanding, diluted		10,042,459
Basic net (loss) income per share		$ (0.43)
Diluted net (loss) income per share		$ (0.43)
Common Class A [Member]
Other income (expense)
Net loss attributable to common stockholders	$ 3,831,570	$ 2,582,508
Weighted average shares outstanding, basic	16,461,668	24,496,575
Weighted average shares outstanding, diluted	16,461,668	24,496,575
Basic net (loss) income per share	$ 0.23	$ 0.11
Diluted net (loss) income per share	$ 0.23	$ 0.11
Common Class B [Member]
Other income (expense)
Net loss attributable to common stockholders	$ 632,509	$ 757,730
Weighted average shares outstanding, diluted	2,717,466	7,187,500
Basic net (loss) income per share	$ 0.23	$ 0.11
Diluted net (loss) income per share	$ 0.23	$ 0.11